Finance Income And Finance Cost - Summary Of Detailed Information About Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 27)	$ 1,637	$ 51,549	$ 5,393
Interest income from cash and cash equivalents	556	18	166
Other interest income	356	1	49
Finance income	$ 2,549	$ 51,568	$ 5,608